UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON D.C. 20549

			     FORM 13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Westover Capital Advisors, LLC
Address:		1220 N. Market St.
			Suite 800
			Wilmington, DE  19801

13F File Number: 	28-13685

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 			Harold M. Sawyer, III
Title: 			Vice-President & CCO
Phone: 			302-427-8080
Signature, 		Place, 			Date of Signing:
Harold M. Sawyer III	Wilmington, DE 		November 7, 2011

Report Type (Check only one.):
      [X] 13F HOLDINGS REPORT.
      [ ] 13F NOTICE.
      [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: N/A



FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total: 	47
Form 13F Information Table Value Total: 	$65,209

List of Other Included Managers: N/A



FORM 13F INFORMATION TABLE
											VALUE		SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER					TITLE OF CLASS		CUSIP		(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------			--------------		---------	--------	-------	---	----	-------	--------	------	------	------

APPLE INC					COM			037833100	1966		5157	SH		SOLE		0	0	5157
AMERISOURCEBERGEN CORP				COM			03073E105	2139		57395	SH		SOLE		0	0	57395
ABBOTT LABORATORIES				COM			002824100	1633		31933	SH		SOLE		0	0	31933
ISHARES BARCLAYS AGGREGATE			ETF			464287226	588		5341	SH		SOLE		0	0	5341
APPLIED MATERIALS INC				COM			038222105	1387		133985	SH		SOLE		0	0	133985
BANK OF AMERICA CORP				COM			060505104	1520		248352	SH		SOLE		0	0	248352
BLACKROCK INC					COM			09247X101	1359		9182	SH		SOLE		0	0	9182
VANGUARD SHORT-TERM BOND ETF			ETF			921937827	992		12188	SH		SOLE		0	0	12188
COLGATE-PALMOLIVE CO				COM			194162103	2052		23142	SH		SOLE		0	0	23142
CONOCOPHILLIPS					COM			20825C104	2220		35067	SH		SOLE		0	0	35067
ISHARES BARCLAYS 1-3 YEAR CR			ETF			464288646	1688		16238	SH		SOLE		0	0	16238
DU PONT (E.I.) DE NEMOURS			COM			263534109	2220		55552	SH		SOLE		0	0	55552
DIAGEO PLC-SPONSORED ADR			ADR			25243Q205	227		2991	SH		SOLE		0	0	2991
WISDOMTREE EM SMALL CAP				ETF			97717W281	1489		38510	SH		SOLE		0	0	38510
DARDEN RESTAURANTS INC				COM			237194105	238		5575	SH		SOLE		0	0	5575
DIRECTV-CLASS A	COM 				CL A			25490A101	1232		29144	SH		SOLE		0	0	29144
ISHARES JP MORGAN EM BOND FD			ETF			464288281	4785		45387	SH		SOLE		0	0	45387
FEDEX CORP					COM			31428X106	1549		22880	SH		SOLE		0	0	22880
FEI COMPANY					COM			30241L109	884		29508	SH		SOLE		0	0	29508
GENERAL DYNAMICS CORP				COM			369550108	1620		28475	SH		SOLE		0	0	28475
GENERAL ELECTRIC CO				COM			369604103	2184		143494	SH		SOLE		0	0	143494
SPDR GOLD TRUST					GOLD SHS		78463V107	6001		37968	SH		SOLE		0	0	37968
HEALTH CARE REIT INC				COM			42217K106	1862		39776	SH		SOLE		0	0	39776
INTL BUSINESS MACHINES CORP			COM			459200101	677		3873	SH		SOLE		0	0	3873
INTEL CORP					COM			458140100	599		28065	SH		SOLE		0	0	28065
LOCKHEED MARTIN CORP				COM			539830109	620		8534	SH		SOLE		0	0	8534
LOWE'S COS INC					COM			548661107	476		24596	SH		SOLE		0	0	24596
ISHARES IBOXX INV GR CORP BD			ETF			464287242	1223		10891	SH		SOLE		0	0	10891
MCDONALD'S CORP					COM			580135101	310		3533	SH		SOLE		0	0	3533
MEDTRONIC INC					COM			585055106	1324		39834	SH		SOLE		0	0	39834
NOBLE CORP					NAMEN -AKT		H5833N103	1371		46701	SH		SOLE		0	0	46701
OPNET TECHNOLOGIES INC				COM			683757108	243		6963	SH		SOLE		0	0	6963
ORACLE CORP					COM			68389X105	1558		54221	SH		SOLE		0	0	54221
PEPSICO INC					COM			713448108	262		4236	SH		SOLE		0	0	4236
PROCTER & GAMBLE CO/THE				COM			742718109	706		11182	SH		SOLE		0	0	11182
PHILIP MORRIS INTERNATIONAL			COM			718172109	408		6546	SH		SOLE		0	0	6546
ISHARES BARCLAYS 1-3 YEAR TR			ETF			464287457	536		6333	SH		SOLE		0	0	6333
TELEFONICA SA-SPON ADR				ADR			879382208	2003		104755	SH		SOLE		0	0	104755
ISHARES BARCLAYS TIPS BOND			ETF			464287176	1460		12770	SH		SOLE		0	0	12770
TRACTOR SUPPLY COMPANY				COM			892356106	1565		25021	SH		SOLE		0	0	25021
UNITEDHEALTH GROUP INC				COM			91324P102	251		5449	SH		SOLE		0	0	5449
UNION PACIFIC CORP				COM			907818108	1322		16181	SH		SOLE		0	0	16181
VF CORP						COM			918204108	629		5177	SH		SOLE		0	0	5177
VANGUARD MSCI EMERGING MARKE			ETF			922042858	1528		42639	SH		SOLE		0	0	42639
WAL-MART STORES INC				COM			931142103	1223		23563	SH		SOLE		0	0	23563
EXXON MOBIL CORP				COM			30231G102	1424		19602	SH		SOLE		0	0	19602
ZIMMER HOLDINGS INC				COM			98956P102	1654		30931	SH		SOLE		0	0	30931

